FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2025 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$637,686	$—	$—	$637,686
BrokerageLink - self directed	70,106	—	—	70,106
Money market fund	39,772	—	—	39,772

Total investments, at fair value	$747,564	$—	$—	$747,564

Investments measured at NAV:
Short term investment fund				$372,817
U.S. equity funds				3,917,495
Non-U.S. equity funds				571,243
U.S. bond funds				352,691
Non-U.S. bond funds				19,720
Target date funds				3,364,086
Other				37,631
Total investments, at NAV				8,635,683

Total				$9,383,247
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2024 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$604,037	$—	$—	$604,037
Money market fund	38,306	—	—	38,306

Total investments, at fair value	$642,343	$—	$—	$642,343

Investments measured at NAV:
Short term investment fund				$352,863
U.S. equity funds				3,604,445
Non-U.S. equity funds				433,485
U.S. bond funds				326,394
Non-U.S. bond funds				17,750
Target date funds				3,052,262
Other				31,186
Total investments, at NAV				7,818,385

Total				$8,460,728

BP Partnership Savings Plan (Plan No. 051)
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2025 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$637,686	$—	$—	$637,686
BrokerageLink - self directed	70,106	—	—	70,106
Money market fund	39,772	—	—	39,772

Total investments, at fair value	$747,564	$—	$—	$747,564

Investments measured at NAV:
Short term investment fund				$372,817
U.S. equity funds				3,917,495
Non-U.S. equity funds				571,243
U.S. bond funds				352,691
Non-U.S. bond funds				19,720
Target date funds				3,364,086
Other				37,631
Total investments, at NAV				8,635,683

Total				$9,383,247
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2024 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$604,037	$—	$—	$604,037
Money market fund	38,306	—	—	38,306

Total investments, at fair value	$642,343	$—	$—	$642,343

Investments measured at NAV:
Short term investment fund				$352,863
U.S. equity funds				3,604,445
Non-U.S. equity funds				433,485
U.S. bond funds				326,394
Non-U.S. bond funds				17,750
Target date funds				3,052,262
Other				31,186
Total investments, at NAV				7,818,385

Total				$8,460,728

BP DirectSave Plan (Plan No. 052)
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2025 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$637,686	$—	$—	$637,686
BrokerageLink - self directed	70,106	—	—	70,106
Money market fund	39,772	—	—	39,772

Total investments, at fair value	$747,564	$—	$—	$747,564

Investments measured at NAV:
Short term investment fund				$372,817
U.S. equity funds				3,917,495
Non-U.S. equity funds				571,243
U.S. bond funds				352,691
Non-U.S. bond funds				19,720
Target date funds				3,364,086
Other				37,631
Total investments, at NAV				8,635,683

Total				$9,383,247
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2024 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$604,037	$—	$—	$604,037
Money market fund	38,306	—	—	38,306

Total investments, at fair value	$642,343	$—	$—	$642,343

Investments measured at NAV:
Short term investment fund				$352,863
U.S. equity funds				3,604,445
Non-U.S. equity funds				433,485
U.S. bond funds				326,394
Non-U.S. bond funds				17,750
Target date funds				3,052,262
Other				31,186
Total investments, at NAV				7,818,385

Total				$8,460,728

BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2025 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$637,686	$—	$—	$637,686
BrokerageLink - self directed	70,106	—	—	70,106
Money market fund	39,772	—	—	39,772

Total investments, at fair value	$747,564	$—	$—	$747,564

Investments measured at NAV:
Short term investment fund				$372,817
U.S. equity funds				3,917,495
Non-U.S. equity funds				571,243
U.S. bond funds				352,691
Non-U.S. bond funds				19,720
Target date funds				3,364,086
Other				37,631
Total investments, at NAV				8,635,683

Total				$9,383,247
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2024 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$604,037	$—	$—	$604,037
Money market fund	38,306	—	—	38,306

Total investments, at fair value	$642,343	$—	$—	$642,343

Investments measured at NAV:
Short term investment fund				$352,863
U.S. equity funds				3,604,445
Non-U.S. equity funds				433,485
U.S. bond funds				326,394
Non-U.S. bond funds				17,750
Target date funds				3,052,262
Other				31,186
Total investments, at NAV				7,818,385

Total				$8,460,728

Archaea Employee Savings Plan (Plan No. 101)
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2025 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$637,686	$—	$—	$637,686
BrokerageLink - self directed	70,106	—	—	70,106
Money market fund	39,772	—	—	39,772

Total investments, at fair value	$747,564	$—	$—	$747,564

Investments measured at NAV:
Short term investment fund				$372,817
U.S. equity funds				3,917,495
Non-U.S. equity funds				571,243
U.S. bond funds				352,691
Non-U.S. bond funds				19,720
Target date funds				3,364,086
Other				37,631
Total investments, at NAV				8,635,683

Total				$9,383,247
The following table presents, by level within the fair value hierarchy, the fair value of the investments held by the Master Trust as of December 31, 2024 (in thousands):

	Prices in Active Markets for Identical Assets (Level 1)	Observable (Level 2)	Unobservable (Level 3)	Total

BP ADS	$604,037	$—	$—	$604,037
Money market fund	38,306	—	—	38,306

Total investments, at fair value	$642,343	$—	$—	$642,343

Investments measured at NAV:
Short term investment fund				$352,863
U.S. equity funds				3,604,445
Non-U.S. equity funds				433,485
U.S. bond funds				326,394
Non-U.S. bond funds				17,750
Target date funds				3,052,262
Other				31,186
Total investments, at NAV				7,818,385

Total				$8,460,728